SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, Beginning	$ 645,309
Amounts due from related parties, Provided
Amounts due from related parties, Received repayment	(628,568)
Amounts due from related parties, Exchange rate translation	(16,741)
Amounts due from related parties, Ending
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, Beginning	836,320
Amounts due from related parties, Provided	12,261,386
Amounts due from related parties, Received repayment	(13,075,865)
Amounts due from related parties, Exchange rate translation	(21,841)
Amounts due from related parties, Ending
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, Beginning	2,034,810
Amounts due from related parties, Provided	4,635,445
Amounts due from related parties, Received repayment	(6,615,184)
Amounts due from related parties, Exchange rate translation	(55,071)
Amounts due from related parties, Ending
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, Beginning	3,516,439
Amounts due from related parties, Provided	16,896,831
Amounts due from related parties, Received repayment	(20,319,617)
Amounts due from related parties, Exchange rate translation	(93,653)
Amounts due from related parties, Ending